Taxation	12 Months Ended
Dec. 31, 2025
Taxation [Abstract]
TAXATION
10.	TAXATION

Cayman Islands

The Company is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

Singapore

Trident Digital Tech Pte. Ltd. and Quality Zone Technologies Pte. Ltd. are located in Singapore and are subject to 17% statutory income tax rate with respect to the profit generated from Singapore.

DRC

Trident DRC is located in the “DRC” and is subject to a statutory corporate income tax rate of 30% on its taxable income.

The income tax provision consisted of the following components:

	For the years ended December 31,
	2025	2024	2023
Current income tax expenses	$-	$51,430	$-
Deferred income tax (benefits)/ expenses	(88,933)	-	-
Total income tax (benefits)/ expenses	$(88,933)	$51,430	$-

A reconciliation between the Group’s actual provision for income taxes and the provision at the SG, mainland statutory rate is as follows:

	For the years ended December 31,
	2025	2024	2023
Loss before income taxes	$(22,848,437)	$(8,071,412)	$(4,774,087)
Income tax expenses computed at statutory EIT (“Effective Income Tax”) rate	(3,884,236)	(1,372,140)	(811,595)
Impact of different tax rates in other jurisdictions	(38,493)	-	-
Reconciling items:
Non-deductible expenses	1,200,116	95,988	135,945
Under provision in respect of prior years- Deferred tax	-	(103,083)	-
Change in valuation allowance	2,633,680	1,430,665	675,650
Income tax (benefits)/ expenses	$(88,933)	$51,430	$-
Effective tax rates	0.4%	(0.6)%	-

As of December 31, 2025 and 2024, the significant components of the deferred tax assets are summarized below:

	As of December 31,
	2025	2024
Deferred tax assets:
Net operating loss carried forward	$4,869,609	$2,145,813
Lease liabilities	204,193	168,605
Deferred revenue	67,821	50,590
Bad debt provision	1,273	14,188
Property and equipment	5,114	2,074
Long-term investment	565,250	-
Other accruals	-	107,980
Deferred tax assets, gross	5,713,260	2,489,250
Valuation allowance	(5,116,424)	(2,297,022)
Deferred tax assets, net of valuation allowance	596,836	192,228

Deferred tax liabilities:
Right-of-use assets	(198,193)	(168,605)
Contract cost assets	(27,643)	(23,586)
Property and equipment	(309)	(37)
Derivative liability	(281,758)	-
Deferred tax liabilities	(507,903)	(192,228)

Net deferred tax assets	$88,933	$-

The roll forward of valuation allowances of deferred tax assets were as follows:

	For the years ended December 31,
	2025	2024	2023
Balance as of beginning of year	$2,297,022	$929,574	$238,081
Additions of valuation allowance	2,633,680	1,430,665	675,650
Foreign currency translation adjustments	185,722	(63,217)	15,843
Balance as of end of year	$5,116,424	$2,297,022	$929,574

As of December 31, 2025, net operating loss carryforwards will expire, if unused, in the following amounts:

For the years ending December 31,	Amount
2028(1)	$276,443
Indefinitely(2)	27,712,025
Total	$27,988,468

(1)	Represents net operating loss carryforwards generated by the Group’s subsidiary in the DRC. In accordance with the applicable DRC tax regulations, net operating losses can be carried forward for up to three years to offset future taxable income and will expire in 2028 if not utilized.
(2)	Represents net operating loss carryforwards from the Group’s Singapore subsidiaries, which can be carried forward indefinitely to offset future taxable income, subject to statutory shareholding continuity requirements.

Uncertain tax positions

The Group evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2025 and 2024, the Group did not have any significant unrecognized uncertain tax positions. The Group did not incur interest and penalties tax for the years ended December 31, 2025, 2024 and 2023. As of December 31, 2025, the tax years ended December 31, 2019 to 2025 for the Group’s Singapore subsidiaries and the tax year ended December 31, 2025 for the Group’s Democratic Republic of the Congo (“DRC”) subsidiary, remain open for statutory examination by applicable tax authorities.